SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING INFORMATION, BY SEGMENT

The components of segment profit or loss were as follows:

	Twelve Months Ended
	December 31,
	2025	2024
Revenue	$78,559	$39,064
Less:
Cost of revenue	63,871	32,181
Selling, general and administrative(1)	10,728	15,506
Loss on fair value adjustment of financial instruments	2,074	2,983
Interest expense, net	4,848	7,493
Loss on debt extinguishment	—	2,804
Add:
Other(2)	4,023	212
Net income (loss) from continuing operations before income taxes	$1,061	$(21,691)

(1)	Includes amounts for depreciation and amortization expense.

(2)	Other includes gains of $10.0 million for settlements of deposits and other liabilities at a discount for the twelve months ended December 31, 2025, offset by a loss on the flyExclusive fourth amendment of $6.1 million for the twelve months ended December 31, 2025.